INCOME TAXES - RECONCILIATION OF UNRECOGNIZED TAX BENEFIT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)
Unrecognized tax benefits
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate	$ 2,573		¥ 7,073	¥ 16,667
Unrecognized tax benefit net against deferred tax loss carryforwards	4,623	¥ 29,948	8,973
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning	2,477	16,046	3,212
Additions based on tax positions related to the current year	4,719	30,569	12,834
Balance, ending	7,196	46,615	16,046
Interest related to unrecognized tax benefits	98	638	755
Penalties related to unrecognized tax benefits		¥ 0	0
Interest accrued related to unrecognized tax benefits	$ 231		¥ 856	¥ 1,494